UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
CONSUMER DISCRETIONARY 11.9%

Auto & Truck 0.8%

11,100	AutoNation, Inc.(a)(b)	$247,419
22,000	Harley-Davidson, Inc.(b)	1,177,660

		1,425,079
Hotels, Restaurants & Leisure 1.0%

1,100	Brunswick Corp.	41,349
9,200	Darden Restaurants, Inc.	374,072
11,500	McDonald’s Corp.	402,615
21,300	YUM! Brands, Inc.	1,053,711

		1,871,747
Household Durables 0.3%

14,800	Pulte Homes, Inc.(b)	590,520

Media 3.5%

30,050	CBS Corp.(Class B)	785,207
55,000	Comcast Corp. (Class A)(a)(b)	1,530,100
11,400	Disney (Walt) Co.	288,534
17,100	Gannett Co., Inc.(b)	1,056,780
36,900	Time Warner, Inc.	646,857
5,200	Tribune Co.	150,852
39,000	Univision Communications, Inc.(a)	1,241,760
16,450	Viacom, Inc. (Class B)(a)	682,346

		6,382,436
Multiline Retail 2.1%

46,000	Dollar General Corp.	777,400
25,900	J.C. Penney Co., Inc.(b)	1,445,220
35,500	Wal-Mart Stores, Inc.(b)	1,636,905

		3,859,525
Specialty Retail 4.2%

12,700	Aeropostale, Inc.(a)	383,921
28,700	American Eagle Outfitters(b)	774,326
3,000	Blue Nile, Inc.(a)(b)	112,050
8,500	Coach, Inc.(a)	305,575
4,800	Hibbett Sporting Goods, Inc.(a)	147,120
60,600	Home Depot, Inc.	2,457,330
12,900	Jones Apparel Group, Inc.	403,512
7,900	Liz Claiborne, Inc.	274,288
21,700	Lowe’s Cos., Inc.	1,379,035
20,000	Pacific Sunwear of California, Inc.(a)	490,200

16,300	Select Comfort Corp.(a)(b)	449,880
1,600	Steven Madden, Ltd.	48,688
12,300	Too, Inc.	355,839

		7,581,764

		21,711,071

CONSUMER STAPLES 6.9%

Beverages 3.0%

14,300	Anheuser-Busch Companies, Inc.(b)	592,592
47,900	Coca-Cola Co.(b)	1,982,102
25,700	Coca-Cola Enterprises, Inc.	507,318
41,600	Pepsi Bottling Group, Inc. (The)	1,206,400
22,160	PepsiCo, Inc.	1,267,109

		5,555,521
Cosmetics & Soaps 1.9%

15,300	Kimberly-Clark Corp.	873,936
17,000	Parlux Fragrances, Inc.(a)(b)	568,820
32,638	Procter & Gamble Co.	1,933,119

		3,375,875
Food & Drug Retailing 0.1%

5,400	SUPERVALU, Inc.	172,422

Food Products 0.4%

1,100	Chiquita Brands Int’l., Inc.	19,921
20,300	Kroger Co. (The)(a)	373,520
16,700	Pilgrim’s Pride Corp.(b)	406,478

		799,919
Tobacco 1.5%

24,700	Altria Group, Inc.	1,786,798
9,300	Reynolds American, Inc.(b)	940,509

		2,727,307

		12,631,044

ENERGY 11.6%

Energy Equipment & Services 0.4%

3,100	Helmerich & Payne, Inc.	242,916

5,800	Parker Drilling Co.(a)	69,484
5,800	Rowan Cos., Inc.	260,014
2,300	Unit Corp.(a)	137,310

		709,724
Oil & Gas Exploration / Production 6.2%

1,900	Anadarko Petroleum Corp.	204,858
9,300	Apache Corp.	702,429
42,100	ConocoPhillips	2,723,870
13,100	Devon Energy Corp.(b)	893,551
7,300	Marathon Oil Corp.(b)	561,151
4,600	Nabors Industries, Ltd. (Bermuda)(a)	373,750
6,200	Occidental Petroleum Corp.(b)	605,802
18,400	Schlumberger Ltd. (Netherlands)	2,345,080
7,200	Tidewater, Inc.	420,624
17,700	Transocean, Inc. (Cayman Islands)(a)	1,436,355
6,900	Valero Energy Corp.	430,767
14,400	XTO Energy, Inc.	706,752

		11,404,989
Petroleum & Coal 5.0%

49,090	Chevron Corp.	2,914,964
97,809	Exxon Mobil Corp.	6,137,515

		9,052,479

		21,167,192

FINANCIAL 19.5%

Banking 5.1%

81,558	Bank of America Corp.	3,607,321
4,600	Bank of New York Co., Inc. (The)	146,326
12,600	BB&T Corp.(b)	491,904
21,800	KeyCorp.	771,502
15,600	North Fork Bancorporation, Inc.	401,232
1,500	PNC Financial Services Group, Inc. (The)(b)	97,290
6,000	SunTrust Banks, Inc.	428,700
1,700	TD Banknorth, Inc.(b)	49,266
55,291	U.S. Bancorp	1,653,754
26,700	Wells Fargo & Co.	1,665,012

		9,312,307
Financial Services 10.5%

500	American Express Co.	26,225
3,600	Bear Stearns Cos., Inc. (The)	455,256
2,200	Capital One Financial Corp.	183,260
25,600	Charles Schwab Corp. (The)	378,624
10,700	CIT Group, Inc.	570,738
87,400	Citigroup, Inc.	4,071,091
1,900	Comerica, Inc.	105,393
20,996	Countrywide Credit Industries, Inc.(b)	702,106
16,600	Goldman Sachs Group, Inc. (The)	2,344,750
2,100	Jackson Hewitt Tax Service, Inc.	53,046

58,000	JP Morgan Chase & Co.	2,305,500
13,500	Lehman Brothers Holdings, Inc.	1,896,075
21,800	Merrill Lynch & Co., Inc.	1,636,526
1,900	Moody’s Corp.(b)	120,308
26,000	Morgan Stanley	1,597,700
18,400	National City Corp.	628,912
36,900	Wachovia Corp.(b)	2,023,227

		19,098,737
Insurance 3.9%

3,200	ACE Ltd.	175,200
30,900	Allstate Corp.	1,608,345
26,196	American International Group, Inc.	1,714,790
3,000	Assurant, Inc.	137,760
2,700	Hartford Financial Services Group, Inc. (The)(b)	222,021
1,300	Lincoln National Corp.	70,889
300	Loews Corp.	29,607
300	MBIA, Inc.(b)	18,468
4,500	MetLife, Inc.(b)	225,720
12,600	MGIC Investment Corp.(b)	831,726
6,800	Principal Financial Group, Inc.	320,688
1,900	SAFECO Corp.	99,275
34,800	St. Paul Travelers Cos., Inc. (The)	1,579,224

		7,033,713
Real Estate Investment Trusts 0.0%

3,900	Anthracite Capital, Inc.	43,758
2,000	Ashford Hospitality Trust, Inc.	24,480

		68,238
Thrifts & Mortgage Finance 0.0%

1,400	Fannie Mae	81,116

		35,594,111

HEALTHCARE 13.4%

Biotechnology 0.8%

5,800	Amgen, Inc.(a)(b)	422,762
13,200	Biogen Idec, Inc.(a)	590,700
4,200	Genentech, Inc.(a)	360,864
2,400	Neurocrine Biosciences, Inc.(a)	145,848

		1,520,174
Healthcare Equipment & Supplies 3.6%

5,800	Bausch & Lomb, Inc.(b)	391,790
37,100	Baxter International, Inc.	1,367,135
26,300	Becton, Dickinson & Co.	1,704,240
7,600	Boston Scientific Corp.(a)(b)	166,212
7,800	C.R. Bard, Inc.	494,676
1,200	Cytyc Corp.(a)	36,120
2,700	Dentsply International, Inc.	144,990
7,000	Digene Corp.(a)	232,400
2,600	Hospira, Inc.(a)	116,350
3,300	Kyphon, Inc.(a)	137,181

15,400	Medtronic, Inc.	869,638
800	OraSure Technologies, Inc.(a)	8,728
3,800	Palomar Medical Technologies, Inc.(a)	149,720
4,000	Respironics, Inc.(a)	144,120
2,600	Ventana Medical Systems, Inc.(a)	104,884
11,400	Waters Corp.(a)	478,230

		6,546,414
Healthcare Providers & Services 1.7%

4,600	Aetna, Inc.	445,280
7,800	Cigna Corp.	948,480
7,400	HCA, Inc.	363,192
6,500	Laboratory Corp. of America Holdings(a)(b)	381,225
2,700	Quest Diagnostics, Inc.	133,461
4,500	Trizetto Group, Inc.(a)	82,620
10,900	UnitedHealth Group, Inc.	647,678
1,100	Universal Health Services, Inc.(Class B)	52,261

		3,054,197
Pharmaceuticals 7.3%

25,400	Abbott Laboratories	1,096,010
12,700	Allergan, Inc.(b)	1,478,280
4,800	Alpharma, Inc. (Class A)	160,560
18,000	Bristol-Myers Squibb Co.	410,220
2,100	CNS, Inc.	45,927
4,300	Eli Lilly & Co.(b)	243,466
62,304	Johnson & Johnson Co.	3,584,973
27,700	King Pharmaceuticals, Inc.(a)	519,375
38,000	Merck & Co., Inc.	1,311,000
114,080	Pfizer, Inc.	2,929,574
31,800	Wyeth	1,470,750

		13,250,135

		24,370,920

INDUSTRIALS 13.0%

Aerospace/Defense 3.3%

3,200	Armor Holdings, Inc.(a)	152,544
12,700	General Dynamics Corp.	1,477,772
3,900	Honeywell International, Inc.	149,838
24,300	Lockheed Martin Corp.	1,643,895
28,300	Northrop Grumman Corp.	1,758,279
3,600	Raytheon Co.	147,492
12,600	RealNetworks, Inc.(a)	101,430
2,700	Rockwell Collins, Inc.	126,684
9,000	United Technologies Corp.	525,330

		6,083,264
Building Products 0.3%

17,200	Masco Corp.	509,980

Commercial Services & Supplies 0.7%

7,100	Career Education Corp.(a)	230,679
16,700	Cendant Corp.	279,558
8,000	Herman Miller, Inc.	242,400
2,800	Monster Worldwide, Inc.(a)(b)	119,448
14,900	R. R. Donnelley & Sons Co.	485,740

		1,357,825
Diversified Manufacturing Operations 1.4%

3,000	Cooper Industries Ltd. (Class A)	244,950
6,900	Eaton Corp.	456,780
8,800	Illinois Tool Works, Inc.	741,752
30,100	Ingersoll-Rand Co. (Class A) (Bermuda)	1,182,027

		2,625,509
Electrical Equipment 0.5%

3,000	Emerson Electric Co.	232,350
400	Energizer Holdings, Inc.(a)	21,644
4,500	Rockwell Automation, Inc.	297,315
4,500	Tech Data Corp.(a)	185,535
2,300	Thomas & Betts Corp.(a)	102,695

		839,539
Industrial Conglomerates 3.5%

24,300	3M Co.	1,767,825
133,600	General Electric Co.	4,375,400
6,700	Tyco International Ltd.(b)	174,535

		6,317,760
Machinery 1.6%

700	Caterpillar, Inc.(b)	47,530
8,400	Deere & Co.	602,784
4,900	Dover Corp.	225,057
5,700	Emulex Corp.(a)	104,595
7,200	Harman International Industries, Inc.	792,000
15,900	PACCAR, Inc.	1,106,640

		2,878,606
Management Consulting Services 0.0%

1,000	Corporate Executive Board Co.	84,140

Transportation Infrastructure 1.7%

1,900	Burlington Northern Santa Fe Corp.	152,228
10,500	FedEx Corp.	1,062,075
24,900	United Parcel Service, Inc. (Class B)(b)	1,865,259

		3,079,562

		23,776,185

INFORMATION TECHNOLOGY 15.5%

Communications Equipment 2.6%

2,300	Belden CDT, Inc.	62,330
109,900	Cisco Systems, Inc.(a)	2,040,843
2,300	Harris Corp.(b)	106,789
5,600	InterDigital Communications Corp.(a)	144,648
48,800	QUALCOMM, Inc.	2,340,448

		4,695,058
Computer Software & Services 5.5%

3,900	Computer Sciences Corp.(a)	197,730
111,200	EMC Corp.(a)	1,490,080
27,800	Fiserv, Inc.(a)	1,222,644
164,500	Microsoft Corp.	4,630,675
5,200	MicroStrategy, Inc. (Class A)(a)	499,772
75,100	Oracle Corp.(a)	944,007
10,900	Synaptics, Inc. (a)	299,968
45,500	Xerox Corp.(a)(b)	651,105

		9,935,981
Computers & Peripherals 3.1%

31,800	Dell, Inc.(a)	932,058
46,000	Hewlett-Packard Co.	1,434,280
41,000	International Business Machines Corp.	3,333,300

		5,699,638
Electronic Equipment & Instruments 0.1%

5,900	National Instruments Corp.	195,231

Internet Services 0.1%

6,900	Digital Insight Corp.(a)(b)	247,503

Semiconductors & Semiconductor Equipment 4.1%

3,800	Advanced Micro Devices, Inc.(a)	159,068
4,900	Cymer, Inc.(a)(b)	221,186
11,500	Freescale Semiconductor, Inc.(a)	290,375
146,600	Intel Corp.	3,118,182
15,700	LSI Logic Corp.(a)	143,655
14,000	Micrel, Inc.(a)	171,780
43,300	National Semiconductor Corp.(b)	1,221,493
7,300	QLogic Corp.(a)	289,591
62,700	Texas Instruments, Inc.	1,832,721

		7,448,051

		28,221,462

MATERIALS 1.9%

Chemicals 0.6%

25,300	Dow Chemical Co. (The)	1,070,190

Construction Materials 0.1%

1,100	Eagle Materials, Inc.	179,179

Containers & Packaging 0.3%

14,700	Ball Corp.	595,350

Metals & Mining 0.8%

800	Freeport-McMoRan Copper & Gold, Inc. (Class B)	51,400
3,700	Newmont Mining Corp.	228,660
7,200	Phelps Dodge Corp.	1,155,600

		1,435,660
Paper & Packaging 0.1%

6,600	Louisiana-Pacific Corp.(b)	194,370

		3,474,749

TELECOMMUNICATION SERVICES 3.2%

Diversified Telecommunication Services 2.4%

61,788	AT&T Corp.	1,603,399
6,900	BellSouth Corp.(b)	198,513
16,800	CenturyTel, Inc.(b)	559,440
7,800	Valor Communications Group, Inc.(b)	91,962
58,700	Verizon Communications, Inc.	1,858,441

		4,311,755
Wireless Telecommunication Services 0.8%

58,500	Motorola, Inc.	1,328,535
10,001	Sprint Nextel Corp.	228,912

		1,557,447

		5,869,202

UTILITIES 2.5%

Electric Utilities 2.4%

4,100	Alliant Energy Corp.	121,606
17,800	American Electric Power Co., Inc.(b)	664,296
3,200	DTE Energy Co.(b)	135,040
46,300	Duke Energy Corp.(b)	1,312,605
9,300	Edison International	407,526

1,400	FirstEnergy Corp.	70,140
29,400	TXU Corp.	1,488,816
3,800	Westar Energy, Inc.	78,280

		4,278,309
Gas Utilities 0.1%

2,100	ONEOK, Inc.	59,346
4,200	Sempra Energy	201,810

		261,156

		4,539,465

	Total long-term investments (cost $149,993,452)	181,355,401

Principal Amount (000)
SHORT-TERM INVESTMENTS 17.0%
U.S. Government Security 0.0%

$90	United States Treasury Bills 4.330%, 3/16/06 (c)(d) (cost $89,590)	89,556

Shares
Mutual Fund 17.0%

31,061,118	Dryden Core Investment Fund-Taxable Money Market Series (e)(f) (cost $31,061,118; includes $29,036,050 of cash collateral received for securities on loan)	31,061,118

	Total short-term investments (cost $31,150,708)	31,150,674

	Total Investments 116.4% (cost $181,144,160) (g)	212,506,075
	Liabilities in excess of other assets (h) (16.4%)	(30,005,427)

	Net Assets 100.0%	$182,500,648

(a)	Non- income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $28,066,792; cash collateral of $29,036,050 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments was $181,199,143 and net unrealized appreciation on investments for federal income tax purposes was $31,306,932 (gross unrealized appreciation of $33,854,382; gross unrealized depreciation of $2,547,450). The difference between the book and tax basis is attributable to deferred losses on wash sales.
(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows :

Open futures contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at January 31, 2006	Value at Trade Date	Unrealized Appreciation
	Long Position :
3	S&P 500 Index	Mar 06	$962,700	$955,425	$7,275

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

*	Print the name and title of each signing officer under his or her signature.